GENERAL (Details) (USD $)	1 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2013 Board_Member		Jan. 31, 2013		Nov. 30, 2012		Jul. 31, 2012		Apr. 12, 2011	Dec. 31, 2014 Board_Member	Dec. 31, 2013 Board_Member	Dec. 31, 2012	Feb. 07, 2013	Oct. 18, 2011	Jun. 30, 2010	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015
Ownership interests:
Investment Consolidation Method												100.00%
Limited Partners' Capital Account, Units Issued	45,663,096									45,663,096	45,663,096
Partners' Capital Account, Units, Sold in Public Offering	5,100,000	[1]	4,316,947	[1]	5,824,590	[1]	7,294,305	[1]	13,800,000
Proceeds from issuance of equity									$ 310,500,000	$ 0	$ 280,586,000	$ 401,851,000
Number of board members that become electable by the common unitholders	4									4	4
Maximum number of board of directors	7									7	7
Percentage ownership in subsidiary													100.00%
Number of vessels partnership interest										4
Negative working capital										136,300,000
Mark-to-market valuations of swap derivatives										71,900,000
Debt, Long-term and Short-term, Combined Amount	889,471,000									1,052,532,000	889,471,000
Short-term Debt, Refinanced, Amount										180,000,000
Deferred Drydocking, Operating Cost, and Charterhire Revenue										20,600,000
Golar Maria Facility [Member]
Ownership interests:
Debt, Long-term and Short-term, Combined Amount	84,525,000									79,525,000	84,525,000
Golar Freeze Facility [Member]
Ownership interests:
Debt, Long-term and Short-term, Combined Amount	74,646,000									59,107,000	74,646,000			108,000,000	125,000,000
Golar Maria and Freeze Facility [Member]
Ownership interests:
Debt, Long-term and Short-term, Combined Amount										73,500,000
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount										60.00%
Cross Currency Interest Rate Contract [Member]
Ownership interests:
Mark-to-market cross currency interest rate swaps valuation relating to high-yield bonds (see note 23)										56,600,000
FSRUs [Member]
Ownership interests:
Number of vessels partnership interest										5
LNG Carriers [Member]
Ownership interests:
Number of vessels partnership interest										4
Common Units [Member]
Ownership interests:
Limited Partners' Capital Account, Units Issued									23,127,254
Subordinated Units [Member]
Ownership interests:
Limited Partners' Capital Account, Units Issued									15,949,831
Golar LNG Partners
Ownership interests:
Investment Consolidation Method									60.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest									98.00%
Golar GP LLC [Member]
Ownership interests:
General partners ownership interest									2.00%
Golar GP LLC [Member] | Incentive Distribution Rights [Member]
Ownership interests:
Ownership of incentive distribution rights									81.00%
Golar Energy [Member] | Incentive Distribution Rights [Member]
Ownership interests:
Ownership of incentive distribution rights									19.00%
Scenario, Forecast [Member] | Golar Maria Facility [Member]
Ownership interests:
Debt, Long-term and Short-term, Combined Amount																79,500,000
Scenario, Forecast [Member] | Golar Freeze Facility [Member]
Ownership interests:
Debt, Long-term and Short-term, Combined Amount																	39,600,000
Subsequent Event [Member] | Golar Maria and Freeze Facility [Member]
Ownership interests:
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount										60.00%
Line of Credit Facility, Borrowing Capacity, Minimum Commitment Amount																		$ 120,000,000

[1]	Includes common units issued by us to Golar in a private placement made concurrent to the public offering of 969,305 common units, 1,524,590 common units and 416,947 common units in July 2012, November 2012 and January 2013, respectively.